Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial Instruments
19.	FINANCIAL INSTRUMENTS
The Company’s financial instruments consist of cash, amounts receivable, accounts payable and accrued liabilities, payable to Auritec, loans payable and convertible debt.
There were no changes to the Company’s risk exposures or management of risks during the year ended December 31, 2024. The Company’s risk exposures and the impact on the Company’s financial instruments are summarized below:
Credit risk
Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The Company believes it has no significant credit risk, as its cash and cash equivalents and short-term investments, being its primary exposure to credit risk, are held with a large Canadian bank. The Company’s maximum exposure to credit risk is the carrying value of these financial assets.
Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to the extent possible to meet liabilities when due. As at December 31, 2024, the Company had cash of
$33,101,294 (2023 - $19,341,756) in addition to current liabilities of $3,103,386 (2023 - $19,373,903). Management is currently working on certain strategic alternatives including, but not limited to raising additional capital. There is no assurance, however, that any or all of these alternatives will materialize or that additional funding will be available, if and when needed.
Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate cash flow risk; and to the extent that the prevailing market interest rates differ from the interest rate on the Company’s monetary assets and liabilities, the Company is exposed to interest rate price risk.
Currency risk
Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company is exposed to currency risk due to its frequency of transactions in US dollars. The Company does not use derivatives to hedge against this risk, however, it does purchase US dollars to cover anticipated costs that will be denominated in US dollars.
At December 31, 2024, the Company held cash of $3,740,799 (2023 – $933,816), had accounts payable and accrued liabilities of $376,541 (2023 – $1,292,128), a payable to Auritec of $nil (2023 - $5,000,000) and a loan payable of $nil (2023 – $62,709) denominated in US dollars which were translated to Canadian dollars at 1.4389 (2023 – 1.3226). The impact of a 10% change in the exchange rates would have an impact of approximately $336,426 (2023 – $542,102) on profit or loss. The Company held cash of $149,736 (2023 - $67,124), accounts payable and accrued liabilities of $120,361 (2023 - $63,509) and had $258,074 in accounts receivable (2023 - $153,749) denominated in Australian Dollars which were translated into Canadian Dollars at 0.8915 (2023 – 0.9001). The impact of a 10% change in the exchange rate would have an impact of approximately $17,810 (2023 - $10,710) on profit or loss. The Company also has cash in accounts payable in Great British pounds and Euros. The impact of a 10% change in the exchanges of these currencies would have an immaterial effect on future cash flows.
Other price risk
Other price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (other than those arising from interest rate risk and foreign currency risk), whether those changes are caused by factors specific to the individual financial instrument or its issuer or by factors affecting all similar financial instruments traded in the market. The Company is not exposed to significant price risk with respect to commodity or equity prices.
Fair Value Measurement
The Company categorizes its financial instruments measured at fair value into one of three different levels depending on the observation of inputs used in the measurement.
Level 1: Fair value is based on unadjusted quoted prices for identical assets or liabilities in active markets
Level 2: Fair value is based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3: Fair value is based on valuation techniques that require one or more significant unobservable inputs
The Company’s financial instruments consist of cash, amounts receivable, accounts payable and accrued liabilities and loans payable and convertible debt. With the exception of convertible debt, the carrying value of the Company’s financial instruments approximate their fair values due to their short-term maturities.
The following table summarizes information regarding the classification and carrying values of the Company’s financial instruments measured at amortized cost:

Financial assets/liabilities	December 31, 2024		December 31, 2023
Cash		$33,101,294	$19,341,756
Amounts receivable		$228,872	$190,612
Accounts payable and accrued liabilities		$3,031,527	$3,921,875
Payable to Auritec	$	Nil	$5,000,000
Loans payable	$	Nil	$62,709
See Note 11(a) – Convertible Debt to see the movement in the SVB debt facility (there were no key inputs that affected the valuation since the balance was paid via cash during the year ended December 31, 2024).